Cash Flow Information - Summary of Reconciliation of Profit / Loss to Net Cash Outflow from Operating Activities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2022
Cash Flow Information [Abstract]
Net loss	$ (27,864,014)	$ (74,822,141)	$ (46,248,261)	$ (51,860,307)
Adjustments for
Share based compensation	5,357,063	5,523,560	5,620,643	14,680,945
Borrowing costs	44,960	1,825,132	983,833	46,603
Fixed assets written off		103,299
Loss on sale of fixed assets	33,485
Software written off	96,596
Fair value movement in derivative (gain) / loss		4,536,546	(1,512,859)
Loss on equity investment securities at fair value through profit or loss		15,308,187		7,937,633
Impairment expense		0
Foreign exchange (gain) / loss	(1,368,856)	(512,273)	(137,781)	(5,144,766)
Depreciation & amortization expense	2,572,018	4,568,969	4,739,719	4,214,620
Government incentives				(219,557)
Change in operating assets and liabilities:
Decrease/(increase) in other trade receivables	232,354	1,595,928	(567,851)	(991,503)
Decrease /(increase) in inventories	(1,383,644)	455,643	1,202,967	166,178
(Increase)/Decrease in other operating assets	2,432,642	(1,530,827)	629,315	(3,543,910)
(Increase)/decrease in deferred tax assets		85,121	(200,992)
Increase/(decrease) in trade creditors	1,340,692	1,415,363	(1,368,063)	(90,690)
Increase in income taxes payable			107,458
Decrease/(increase) in other operating liabilities	(359,867)	1,029,724	523,449	5,575,399
Net cash outflow from operating activities	$ (18,866,571)	$ (40,417,769)	$ (36,228,423)	$ (29,229,355)